Shareholder Report, Average Annual Return (Details)	12 Months Ended	36 Months Ended	56 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Grizzle Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	45.11%	28.46%	20.09%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%	19.32%	12.37%